Cover Page	12 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	PRE 14A
Amendment Flag	false
Entity Registrant Name	5E ADVANCED MATERIALS, INC.
Entity Central Index Key	0001888654